Note 32 - Common Shares - Dividends (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividends
Cash dividends declared	€ 1,312,959,884	€ 882,615,288	€ 609,934,751
Cash dividends declared per common share (in EUR per share)	€ 0.68	€ 0.45	€ 0.30